Description of Business, Organization and Basis of Presentation - Schedule of Unaudited Condensed Consolidated Financial Statements (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
FLY-E GROUP, INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Delaware corporation ● Incorporated on November 1, 2022 ● A holding company	● A Delaware corporation ● Incorporated on November 1, 2022 ● A holding company
Ownership	Parent Company	Parent Company
FLY EV, INC.[Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Delaware corporation ● Incorporated on November 1, 2022 ● A holding Company	● A Delaware corporation ● Incorporated on November 1, 2022 ● A holding Company
Ownership	100% owned by Fly-E Group, Inc.	100% owned by Fly-E Group, Inc.
FLY E-BIKE, INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Delaware Company ● Incorporated on August 22, 2022 ● A holding Company	● A Delaware Company ● Incorporated on August 22, 2022 ● A holding Company
Ownership	100% owned by Fly-E Group, Inc.	100% owned by Fly-E Group, Inc.
UNIVERSE KING CORP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on November 19, 2018 ● A retail store	● A New York corporation ● Incorporated on November 19, 2018 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
UFOTS CORP. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on May 2, 2019 ● A retail store	● A New York corporation ● Incorporated on May 2, 2019 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
ARFY CORP. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on April 29, 2020 ● A retail store	● A New York corporation ● Incorporated on April 29, 2020 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
TKPGO CORP. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on July 3, 2018 ● A retail store	● A New York corporation ● Incorporated on July 3, 2018 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYFLS INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on October 13, 2020 ● A retail store and corporate office	● A New York corporation ● Incorporated on October 13, 2020 ● A retail store and corporate office
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY37 INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on October 14, 2020 ● No operation	● A New York corporation ● Incorporated on October 14, 2020 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FIYET INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on November 12, 2020 ● A retail store	● A New York corporation ● Incorporated on November 12, 2020 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY GC INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on November 13, 2020 ● A retail store	● A New York corporation ● Incorporated on November 13, 2020 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY MHT INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on December 15, 2020 ● A retail store	● A New York corporation ● Incorporated on December 15, 2020 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYAM INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on February 19, 2021 ● A retail store	● A New York corporation ● Incorporated on February 19, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
OFLYO INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 29, 2021 ● A retail store	● A New York corporation ● Incorporated on March 29, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKE INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 30, 2021 ● A retail store	● A New York corporation ● Incorporated on March 30, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYCLB INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on April 15, 2021 ● A retail store	● A New York corporation ● Incorporated on April 15, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKE NJ INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New Jersey corporation ● Incorporated on June 8, 2021 ● A retail store	● A New Jersey corporation ● Incorporated on June 8, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
ESEBIKE INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on October 13, 2021 ● A retail store	● A New York corporation ● Incorporated on October 13, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKEMIAMI INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Florida corporation ● Incorporated on June 30, 2021 ● No operation	● A Florida corporation ● Incorporated on June 30, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
GOFLY INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Texas corporation ● Incorporated on July 23, 2021 ● A retail store	● A Texas corporation ● Incorporated on July 23, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY14 CORP. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on September 15, 2021 ● A retail store	● A New York corporation ● Incorporated on September 15, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
EDISONEBIKE INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on October 13, 2021 ● A retail store	● A New York corporation ● Incorporated on October 13, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYTRON INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on November 9, 2021 ● A retail store	● A New York corporation ● Incorporated on November 9, 2021 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYCYCLE INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on January 10, 2022 ● A retail store	● A New York corporation ● Incorporated on January 10, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYNJ2 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New Jersey corporation ● Incorporated on February 10, 2022 ● A retail store	● A New Jersey corporation ● Incorporated on February 10, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYBWY INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 2, 2022 ● No operation	● A New York corporation ● Incorporated on March 2, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYCORONA INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 9, 2022 ● A retail store	● A New York corporation ● Incorporated on March 9, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
MEEBIKE [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 25, 2022 ● A retail store	● A New York corporation ● Incorporated on March 25, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY6AVE, INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on April 16, 2022 ● A retail store	● A New York corporation ● Incorporated on April 16, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY E BIKE NJ3, INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New Jersey corporation ● Incorporated on July 18, 2022 ● A retail store	● A New Jersey corporation ● Incorporated on July 18, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKE BROOKLYN, INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on November 2, 2022 ● No operation	● A New York corporation ● Incorporated on November 2, 2022 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY E-BIKE SAN ANTONIO INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Texas corporation ● Incorporated on January 1, 2023 ● A retail store	● A Texas corporation ● Incorporated on January 1, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKE WORLD INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on February 27, 2023 ● A retail store	● A New York corporation ● Incorporated on February 27, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLY DELIVERY INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on March 2, 2023 ● A delivery store	● A New York corporation ● Incorporated on March 2, 2023 ● A delivery store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYEBIKE MIAMI2 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Florida corporation ● Incorporated on April 13, 2023 ● A retail store	● A Florida corporation ● Incorporated on April 13, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYDC INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Washington, DC corporation ● Incorporated on May 31, 2023 ● A retail store	● A Washington, DC corporation ● Incorporated on May 31, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYMHT659 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on June 2, 2023 ● A retail store	● A New York corporation ● Incorporated on June 2, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYBX745 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on June 15, 2023 ● A retail store	● A New York corporation ● Incorporated on June 15, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYJH8509 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on August 30, 2023 ● A retail store	● A New York corporation ● Incorporated on August 30, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYBX2381 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on August 30, 2023 ● A retail store	● A New York corporation ● Incorporated on August 30, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYNJ4 INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on October 4, 2023 ● A retail store	● A New York corporation ● Incorporated on October 4, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYTORONTO Corp. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Toronto corporation ● Incorporated on October 18, 2023 ● A retail store	● A Toronto corporation ● Incorporated on October 18, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FLYLA INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A California corporation ● Incorporated on December 1, 2023 ● A retail and rental store	● A California corporation ● Incorporated on December 1, 2023 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.	100% owned by Fly E-Bike, Inc.
FWMOTOR INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on April 3, 2024 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.
DCMOTOR INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Maryland corporation ● Incorporated on April 9, 2024 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.
AOFL LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on June 25, 2024 ● A holding company
Ownership	100% owned by Fly E-Bike, Inc.
GOBIKE INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A New York corporation ● Incorporated on July 16, 2024 ● A rental store
Ownership	100% owned by Fly E-Bike, Inc.
FLYEBIKE BOSTON INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Massachusetts corporation ● Incorporated on September 1, 2024 ● A retail store
Ownership	100% owned by Fly E-Bike, Inc.